EARNINGS (LOSS) PER SHARE	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
EARNINGS (LOSS) PER SHARE

NOTE 7 – EARNINGS (LOSS) PER SHARE

Basic earnings (loss) per share is computed using the weighted average number of common shares outstanding during the year. The dilutive effect of potential common shares outstanding is included in diluted earnings (loss) per share. The following table sets forth the computation of basic and diluted earnings (loss) per share for the six months ended June 30, 2025 and 2024:

	For the Six Months Ended June 30,
	2025	2024
Net income (loss) attributable to common shareholders	$20,115	$(103,149)
Weighted average common shares outstanding – Basic and diluted	45,518,000	45,501,016
Earnings (loss) per shares – basic and diluted	$0.00	$(0.00)

NOTE 7 – EARNINGS PER SHARE

Basic earnings (loss) per share is computed using the weighted average number of common shares outstanding during the year. The dilutive effect of potential common shares outstanding is included in diluted earnings (loss) per share. The following table sets forth the computation of basic and diluted earnings (loss) per share for the years ended December 31, 2024 and 2023:

	For the Year Ended December 31,
	2024	2023
Earnings (loss) attributable to common shareholders	$454,590	$(250,009)
Weighted average common shares outstanding – Basic and diluted	45,512,323	45,000,000
Earnings (loss) per shares – basic and diluted	$0.01	$(0.01)